Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands			9 Months Ended			12 Months Ended
	Jan. 30, 2019 CNY (¥)	Sep. 11, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)
Equity Security with Readily Determinable Fair Values
Cost Basis			¥ 100,303						¥ 100,303
Unrealized Loss			(81,237)						(73,535)
Foreign Currency Translation			4,141						1,684
Fair Value			23,207						28,452
Total cash consideration for purchase of Series C preferred shares			663,090	$ 93,216	¥ 0
Equity Securities without Readily Determinable Fair Values
Investment consideration			508,730						¥ 93,150
Impairment			7,200		¥ 0
Equity method investment			0
Cash consideration	¥ 98,000	¥ 98,000
Xin Wang Da Electronics Limited
Equity Securities without Readily Determinable Fair Values
Investment consideration								¥ 400,000
Chongqing Chezhiyuan
Equity Securities without Readily Determinable Fair Values
Investment consideration			¥ 400,000
Suzhou Huichuan United Power System Co., Ltd
Equity Securities without Readily Determinable Fair Values
Equity method investment										¥ 76,500
Xindian Information | Xin Wang Da Electronics Limited
Equity Securities without Readily Determinable Fair Values
Ownership percent								3.20%
Cango Inc.
Equity Security with Readily Determinable Fair Values
Number of Series C preferred shares purchased | shares						2,633,644	2,633,644
Total cash consideration for purchase of Series C preferred shares						¥ 100,303	$ 15,634